Related Party Transactions (Details) - Schedule of accounts payables to related parties - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts payable – related part
Total	$ 10,199	$ 153,344
Q Green Techcon Private Limited [Member]
Accounts payable – related part
Total
Shexian Ruibo. [Member]
Accounts payable – related part
Total		$ 153,344
Zhongtou Ruitu Information Service (Beijing) Co., Ltd [Member]
Accounts payable – related part
Total	$ 10,199